Condensed Consolidated Statements of Income/(Loss) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue
Contract revenue	SFr 0	SFr 0	SFr 0	SFr 0
Operating expenses
Research & development expenses	(13,682)	(15,692)	(27,555)	(30,815)
General & administrative expenses	(3,681)	(4,374)	(7,787)	(8,550)
Other operating income/(expense), net	317	207	725	677
Total operating expenses	(17,046)	(19,859)	(34,617)	(38,688)
Operating loss	(17,046)	(19,859)	(34,617)	(38,688)
Financial income	259		468
Financial expense	(27)	(126)	(124)	(279)
Exchange differences	(16)	345	(67)	485
Finance result, net	216	219	277	206
Loss before tax	(16,830)	(19,640)	(34,340)	(38,482)
Income tax expense	(3)	(3)	(6)	(7)
Loss for the period	SFr (16,833)	SFr (19,643)	SFr (34,346)	SFr (38,489)
Loss per share:
Basic loss per share for the period attributable to equity holders	SFr (0.20)	SFr (0.23)	SFr (0.41)	SFr (0.46)
Diluted loss per share for the period attributable to equity holders	SFr (0.20)	SFr (0.23)	SFr (0.41)	SFr (0.46)